SGI Enhanced Market Leaders ETF
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Automobiles & Components - 2.8%
General Motors Co.	4,577	$ 380,990
Tesla, Inc. (a)	14,856	6,474,096
		6,855,086

Banks - 3.5%
Bank of America Corp.	34,072	1,758,115
Citigroup, Inc.	9,260	1,165,834
JPMorgan Chase & Co.	13,994	4,188,544
US Bancorp	8,005	439,075
Wells Fargo & Co.	16,002	1,240,795
		8,792,363

Capital Goods - 4.3%
3M Co. (b)	2,665	408,091
Boeing Co. (a)	4,059	938,238
Caterpillar, Inc.	2,391	2,094,205
Deere & Co.	1,307	708,629
Emerson Electric Co.	2,823	406,004
GE Vernova, Inc.	1,412	1,367,268
General Dynamics Corp.	1,274	441,849
General Electric Co.	5,368	1,737,944
Honeywell International, Inc.	3,175	755,205
Lockheed Martin Corp.	979	519,311
RTX Corp.	6,828	1,226,718
		10,603,462

Consumer Discretionary Distribution & Retail - 6.4%
Amazon.com, Inc. (a)	50,773	13,741,205
Home Depot, Inc. (b)	5,172	1,640,248
Lowe's Cos., Inc.	2,821	604,709
		15,986,162

Consumer Durables & Apparel - 0.1%
NIKE, Inc. - Class B	6,325	292,405

Consumer Services - 0.9%
Booking Holdings, Inc.	4,202	703,541
McDonald's Corp.	3,650	1,019,080
Starbucks Corp.	6,157	610,528
		2,333,149

Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp.	2,210	2,113,467
Walmart, Inc. (b)	20,839	2,412,114
		4,525,581

Energy - 2.1%
Chevron Corp.	9,250	1,687,755
ConocoPhillips (b)	5,904	672,938
Exxon Mobil Corp.	20,383	2,960,835
		5,321,528

Equity REITs - 0.3%
American Tower Corp.	2,383	445,525
Simon Property Group, Inc.	1,570	321,709
		767,234

Financial Services - 6.4%
American Express Co.	2,781	880,103
Bank of New York Mellon Corp.	3,535	492,885
Berkshire Hathaway, Inc. - Class B (a)	9,382	4,451,572
Blackrock, Inc.	750	785,160
Capital One Financial Corp.	3,241	609,081
Charles Schwab Corp.	8,812	769,728
Goldman Sachs Group, Inc.	1,573	1,613,206
Mastercard, Inc. - Class A	4,238	2,093,487
Morgan Stanley	6,277	1,305,616
Visa, Inc. - Class A	8,636	2,818,445
		15,819,283

Food, Beverage & Tobacco - 2.0%
Altria Group, Inc.	8,481	590,108
Coca-Cola Co.	19,415	1,533,979
Mondelez International, Inc. - Class A (b)	6,281	384,209
PepsiCo, Inc.	6,748	972,994
Philip Morris International, Inc.	7,914	1,403,785
		4,885,075

Health Care Equipment & Services - 1.8%
Abbott Laboratories	8,723	746,689
CVS Health Corp.	6,595	600,013
Intuitive Surgical, Inc. (a)	1,835	779,215
Medtronic PLC (b)	6,300	465,003
UnitedHealth Group, Inc.	4,807	1,828,150
		4,419,070

Household & Personal Products - 0.8%
Colgate-Palmolive Co.	3,972	357,996
Procter & Gamble Co.	11,755	1,687,548
		2,045,544

Materials - 0.5%
Linde PLC	2,313	1,151,157

Media & Entertainment - 12.9%
Alphabet, Inc. - Class A	55,995	21,297,138
Meta Platforms, Inc. - Class A	12,471	7,888,032
Netflix, Inc. (a)	20,676	1,778,550
Walt Disney Co.	9,243	941,215
		31,904,935

Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
AbbVie, Inc.	8,531	1,857,369
Amgen, Inc.	2,657	894,851
Bristol-Myers Squibb Co.	10,036	573,859
Danaher Corp.	3,341	610,300
Eli Lilly & Co.	4,017	4,438,785
Gilead Sciences, Inc.	6,276	843,683

Johnson & Johnson	11,748	2,647,177
Merck & Co., Inc.	11,991	1,423,572
Pfizer, Inc.	28,583	748,303
Thermo Fisher Scientific, Inc.	1,920	945,619
		14,983,518

Semiconductors & Semiconductor Equipment - 23.2%
Advanced Micro Devices, Inc. (a)	8,155	4,208,796
Applied Materials, Inc.	4,407	1,983,414
Broadcom, Inc.	24,957	11,150,039
Intel Corp. (a)	23,591	2,705,416
Lam Research Corp.	7,043	2,240,942
Micron Technology, Inc.	6,104	5,926,984
NVIDIA Corp.	126,220	26,650,091
QUALCOMM, Inc. (b)	5,406	1,357,014
Texas Instruments, Inc.	4,611	1,409,490
		57,632,186

Software & Services - 10.5%
Accenture PLC - Class A	3,046	569,815
Adobe, Inc. (a)	2,082	539,675
International Business Machines Corp.	4,830	1,438,374
Intuit, Inc.	1,494	495,306
Microsoft Corp.	38,579	17,369,809
Oracle Corp.	9,018	2,036,084
Palantir Technologies, Inc. - Class A (a)	12,297	1,924,972
Salesforce, Inc.	4,895	935,435
ServiceNow, Inc. (a)	5,606	697,218
		26,006,688

Technology Hardware & Equipment - 10.3%
Apple, Inc.	74,340	23,198,541
Cisco Systems, Inc.	19,689	2,370,949
		25,569,490

Telecommunication Services - 1.1%
AT&T, Inc.	34,888	865,222
Comcast Corp. - Class A	18,669	464,298
T-Mobile US, Inc.	2,381	446,509
Verizon Communications, Inc.	21,295	1,018,114
		2,794,143

Transportation - 1.0%
FedEx Corp.	1,125	463,219
Uber Technologies, Inc. (a)	10,903	767,571
Union Pacific Corp.	2,973	780,829
United Parcel Service, Inc. - Class B (b)	4,022	429,107
		2,440,726

Utilities - 0.8%
Duke Energy Corp.	3,879	476,069
NextEra Energy, Inc.	10,387	903,773
Southern Co.	5,497	505,999
		1,885,841
TOTAL COMMON STOCKS (Cost $159,606,791)		247,014,626

SHORT-TERM INVESTMENTS

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.1%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.74% (c)	2,790,683		2,790,683
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,790,683)			2,790,683

MONEY MARKET FUNDS - 0.5%	Shares		Value
First American Government Obligations Fund - Class X, 3.55% (c)	1,225,764		1,225,764
TOTAL MONEY MARKET FUNDS (Cost $1,225,764)			1,225,764

TOTAL INVESTMENTS - 101.1% (Cost $163,623,238)			251,031,073
Liabilities in Excess of Other Assets - (1.1)%		(0.01058)	(2,628,512)
TOTAL NET ASSETS - 100.0%			$ 248,402,561

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of May 31, 2026. The fair value of these securities was $2,710,075.
(c)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

SGI Enhanced Market Leaders ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 247,014,626	$ –	$ –	$ 247,014,626
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	2,790,683
Money Market Funds	1,225,764	–	–	1,225,764
Total Investments	$ 248,240,390	$ –	$ –	$ 251,031,073

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.